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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended 12/31/06

Check here if Amendment [ ]; Amendment Number
                                              --------

This Amendment (Check only one.)   [ ] is a restatement
                                   [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      3i Investments Plc
Address:   16 Palace Street
           London
           SW1E 5JD

Form 13F File Number 28-
                        ----------

The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorised to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Cathy Burnhams
Title:   INVESTMENT OPERATIONS MANANGER 3i FINANCE
Phone:   020 7975 3444

Signature, Place and Date of Signing:


Cathy Burnhams             London, UK      19 January 2007
------------------------   -------------   ---------------
[Signature]                [City, State]   [Date]

Report Type (check only one.):

[X] 13F HOLDING REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager (s).

[ ] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).

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Report Summary:

Number of Other Included Managers                 0

Form 13F Information Table Entry Total            4

Form 13F Information Table Value Total:     109,366
                                          (thousands)

List of Other Included Managers: None

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                                  13F SCHEDULE                        16/01/2007

     COLUMN 1       COLUMN 2    COLUMN 3    COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
---------------------------------------------------------------------------------------------------------------------------
     NAME OF        TITLE OF                  VALUE     SHRS OR   SH/  PCT/  INVESTMENT    OTHER         VOTING AUTHORITY
      ISSUER          CLASS       CUSIP     (X$1000)    PRN AMT   PRN  CALL  DISCRETION  MANAGERS     SOLE     SHARED  NONE
---------------------------------------------------------------------------------------------------------------------------
MICROMET INC           COM    59509C 10 53    8,821    2,940,435  SH   N/A   SOLE        N/A        2,940,435
MOMENTA
   PHARMACEUTICALS
   INC                 COM    60877T 10 0     2,003      127,338  SH   N/A   SOLE        N/A          127,338
OMNITURE INC           COM    68212S 10 96    9,386      666,667  SH   N/A   SOLE        N/A          666,667
VONAGE HOLDINGS
   CORP                COM    92886T 20 15   89,155   12,846,511  SH   N/A   SOLE        N/A       12,846,511